FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about financial instruments [Table Text Block]

	December 31, 2017			December 31, 2016
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Trade receivables	$1,847	$—	$1,847	$4,827	$—	$4,827
Marketable securities (Note 13 )	11,326	11,326	—	13,688	13,688	—

Disclosure of detailed information about capital risk management [Table Text Block]

	December 31, 2017	December 31, 2016
Equity	$582,485	$621,701
Debt facilities	31,769	43,938
Equipment financing obligations	9,305	8,186
Less: cash and cash equivalents	(118,141)	(129,049)
	$505,418	$544,776

Disclosure of financial liabilities [Table Text Block]

	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$35,567	$35,567	$35,567	$—	$—	$—
Debt facilities	31,769	33,629	14,037	19,592	—	—
Equipment financing obligations	9,305	10,084	4,595	5,110	379	—
Other liabilities	655	655	—	655	—	—
	$77,296	$79,935	$54,199	$25,357	$379	$—

Disclosure of detailed information about currency risk [Table Text Block]

	December 31, 2017
	Cash and cash equivalents	Trade and other receivables	Other financial assets	Trade and other payables	Foreign exchange derivative	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$43,555	$55	$8,787	($1,830)	$—	$50,567	$5,057
Mexican peso	2,296	15,157	—	(15,183)	8,000	10,270	1,027
	$45,851	$15,212	$8,787	($17,013)	$8,000	$60,837	$6,084

Disclosure of detailed information about price risk [Table Text Block]

				December 31, 2017
	Effect of +/- 10% change in metal prices
	Silver	Gold	Lead	Zinc	Total
Metals subject to provisional price adjustments	$310	$84	$454	$73	$921
Metals in doré and concentrates inventory	60	91	22	9	182
	$370	$175	$476	$82	$1,103